Schedule of Investments (unaudited) September 30, 2020	BlackRock LifePath® Dynamic 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares/Investment Value	Value

Affiliated Investment Companies(a)

Equity Funds — 89.3%
BlackRock Advantage Emerging Markets Fund, Class K	429,321	$4,615,204
Diversified Equity Master Portfolio	$21,990,267	21,990,266
International Tilts Master Portfolio	$6,444,092	6,444,092
iShares Developed Real Estate Index Fund, Class K	224,274	1,964,639
iShares MSCI EAFE Small-Cap ETF	27,726	1,635,557

		36,649,758

Fixed Income Funds — 1.2%
CoreAlpha Bond Master Portfolio	$186,257	186,257
iShares Core U.S. Aggregate Bond ETF	773	91,260
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	546	73,552
iShares TIPS Bond ETF	487	61,606
Master Total Return Portfolio	$77,927	77,927

		490,602

Security	Shares	Value

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.34%(c)(d)	3,297	$ 3,300
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(c)	2,684,320	2,684,320

		2,687,620

Total Affiliated Investment Companies — 97.1% (Cost: $36,348,493)		39,827,980

Other Assets Less Liabilities — 2.9%		1,194,855

Net Assets — 100.0%		$ 41,022,835

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund - Class K	$2,840,312	(a)	$2,285,238	(b)	$(575,822)		$(146,511)	$211,987	$4,615,204	429,321	$2,867		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	6,268	(a)	—		(3,041	)(c)	73	—	3,300	3,297	155	(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,710,144	(a)	—		(25,824	)(c)	—	—	2,684,320	2,684,320	29,714		—
BlackRock Tactical Opportunities Fund Class K(e)	—		1,818,112		(1,812,959)		(5,153)	—	—	—	—		—
CoreAlpha Bond Master Portfolio	241,841	(a)	—		(84,974	)(c)	8,576	20,814	186,257	$186,257	3,851		—
Diversified Equity Master Portfolio	14,405,876	(a)	6,600,654	(c)	—		216,319	767,417	21,990,266	$21,990,266	225,027		—
International Tilts Master Portfolio	4,957,218	(a)	1,755,671	(c)	—		(260,929)	(7,868)	6,444,092	$6,444,092	95,140		—
iShares Core MSCI EAFE ETF(e)	—		1,754,171	(b)	(1,724,147)		(30,024)	—	—	—	59,719		—
iShares Core U.S. Aggregate Bond ETF	—		91,370		—		—	(110)	91,260	773	483		—
iShares Developed Real Estate Index Fund - Class K	1,253,383	(a)	1,092,934	(b)	(74,819)		(24,387)	(282,472)	1,964,639	224,274	24,403		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—		73,442		—		—	110	73,552	546	492		—
iShares MSCI EAFE Small-Cap ETF	1,053,093	(a)	781,343	(b)	(182,667)		(28,832)	12,620	1,635,557	27,726	14,587		—
iShares TIPS Bond ETF	38,584	(a)	19,028	(b)	(731)		26	4,699	61,606	487	281		—
Master Total Return Portfolio	133	(a)	85,776	(b)	—		—	(7,982)	77,927	$77,927	—		—

							$(270,842)	$719,215	$39,827,980		$456,719		$—

(a)	Represents value held by the LifePath Dynamic Master Portfolio as of December 31, 2019.
(b)	Represents amount purchased by the Fund and the LifePath Dynamic Master Portfolio.
(c)	Represents net amount purchased (sold) by the Fund and the LifePath Dynamic Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	As of period end, the entity is no longer held.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued)	BlackRock LifePath® Dynamic 2055 Fund
September 30, 2020

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	5	10/16/20	$395	$(14,648)
Euro BTP	4	12/08/20	692	8,801
S&P/TSX 60 Index	8	12/17/20	1,155	(3,506)
FTSE/MIB Index	4	12/18/20	445	(17,564)
MSCI EAFE Index	27	12/18/20	2,502	(51,118)
Russell 2000 E-Mini Index	8	12/18/20	602	844

				(77,191)

Short Contracts
Topix Index	2	12/10/20	308	(5,270)
FTSE 100 Index	4	12/18/20	302	7,516
S&P 500 E-Mini Index	2	12/18/20	335	(2,181)

				65

				$(77,126)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	7,009,161	USD	66,219	Bank of America N.A.	12/16/20	$308
JPY	37,316,292	USD	351,870	Morgan Stanley & Co. International PLC	12/16/20	2,314

						2,622

AUD	520,647	USD	379,950	Morgan Stanley & Co. International PLC	12/16/20	(6,962)
CAD	477,134	USD	364,570	Bank of America N.A.	12/16/20	(6,120)
CAD	70,299	USD	53,373	Deutsche Bank AG	12/16/20	(561)
EUR	88,031	USD	103,946	Morgan Stanley & Co. International PLC	12/16/20	(560)
EUR	1,440,681	USD	1,711,013	Morgan Stanley & Co. International PLC	12/16/20	(19,040)

						(33,243)

						$(30,621)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock LifePath® Dynamic 2055 Fund

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Affiliated Investment Companies
Equity Funds	$8,215,400	$—	$—	$8,215,400
Fixed Income Funds	226,418	—	—	226,418
Money Market Funds	2,687,620	—	—	2,687,620

	$11,129,438	$—	$—	11,129,438

Investments Valued at NAV(a)				28,698,542

				$39,827,980

Derivative Financial Instruments(b)
Assets
Equity Contracts	$8,360	$—	$—	$8,360
Foreign Currency Exchange Contracts	—	2,622	—	2,622
Interest Rate Contracts	8,801	—	—	8,801
Liabilities
Equity Contracts	(94,287)	—	—	(94,287)
Foreign Currency Exchange Contracts	—	(33,243)	—	(33,243)

	$(77,126)	$(30,621)	$—	$(107,747)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	3